INVESTMENTS IN AFFILIATES - Other investments (Details) $ in Thousands	1 Months Ended			12 Months Ended
	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Aug. 31, 2019 USD ($)	Dec. 31, 2023 USD ($) director shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Aug. 31, 2023
Other investments
Board members designated | director				1
Total board members | director				5
Gain on sale of interest in affiliates						$ 10,392
Equity in earnings of affiliates				$ 14,610	$ 15,440	7,256
Canadian Solar Infrastructure Fund, Inc
Other investments
Number of units held | shares				65,672	56,620
Suzhou Financial Leasing Co., Ltd.
Other investments
Ownership percentage				3.00%	4.20%
Canadian Solar Infrastructure Fund, Inc
Other investments
Ownership percentage				14.50%	14.60%
Lavras
Other investments
Ownership percentage				20.00%	20.00%
Francisco
Other investments
Ownership percentage				20.00%	20.00%
Salgueiro
Other investments
Ownership percentage				20.00%	20.00%
Jaiba
Other investments
Ownership percentage				20.00%	20.00%
Suzhou Zhuosheng Venture Investment Fund, LLP
Other investments
Ownership percentage				14.00%	17.90%
Crimson
Other investments
Ownership percentage		20.00%		20.00%	20.00%
Interest sold (in percent)		80.00%
Gain on sale of interest in affiliates		$ 123,135
Net assets derecognized		$ 42,333
JuSheng (Suzhou) Solar Tech Co., Ltd.
Other investments
Ownership percentage				2.20%	4.40%
Horus Solar S.A. De Capital Variable ("Horus") and Recursos Solares PV De Mxico II S.A. De Capital Variable ("Recursos")
Other investments
Ownership percentage				49.00%	49.00%
Gain on sale of interest in affiliates						113,843	$ 100,896
Net assets derecognized					$ 7,527	$ 10,363
Lingang Frontier CSI New Energy Investment Fund, LP
Other investments
Ownership percentage				44.30%
Lingang Frontier CSI New Energy Investment Fund, LP | CSI Solar Co Ltd [Member]
Other investments
Ownership percentage								44.30%
Salgueiro, Francisco, Jaiba and Larvras
Other investments
Ownership percentage			20.00%
Gain on sale of interest in affiliates			$ 12,793
Net assets derecognized			$ 8,369
Marangatu Holding S.A
Other investments
Ownership percentage	30.00%			30.00%	30.00%
Gain on sale of interest in affiliates	$ 12,007
Net assets derecognized	$ 6,267
Panati
Other investments
Ownership percentage	30.00%			30.00%	30.00%
Gain on sale of interest in affiliates	$ 2,259
Net assets derecognized	$ 2,262